STATEMENT OF OPERATIONS	9 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Formation and operating costs	$ 1,125,460
Loss from operations	(1,125,460)
Other income/(expense):
Interest earned on marketable securities held in Trust Account	91,362
Offering costs allocated to warrant liability	(667,259)
Changes in fair value of warrant liability	(7,487,000)
Total other income (expense)	(8,062,897)
Net Loss	$ (9,188,357)
Class A ordinary shares
Other income/(expense):
Weighted average shares outstanding of redeemable ordinary shares | shares	23,000,000
Basic and diluted net income per share | $ / shares	$ 0.00
Class B ordinary shares
Other income/(expense):
Weighted average shares outstanding of redeemable ordinary shares | shares	5,529,817
Basic and diluted net income per share | $ / shares	$ (1.68)